Lease liabilities (Tables)	12 Months Ended
Oct. 31, 2021
Disclosure Of Leases [Abstract]
Lease liabilities
The Company has the following lease liabilities as of October 31, 2021.

Maturity analysis	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Undiscounted	$	$	$	$	$	$	$
Premises	4,468,877	4,590,357	3,741,940	3,332,312	3,290,786	16,302,071	35,726,343
Equipment	48,898	44,044	44,044	42,384	21,022	7,835	208,227
Total	4,517,775	4,634,401	3,785,984	3,374,696	3,311,808	16,309,906	35,934,570

Lease liabilities	Current	Non-Current	Total
Discounted	$	$	$
Premises	2,836,348	26,366,448	29,202,796
Equipment	32,447	129,626	162,073
Total	2,868,795	26,496,074	29,364,869
The Company has the following lease liabilities as of At October 31, 2020.

Maturity analysis	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Undiscounted	$	$	$	$	$	$	$
Premises	769,865	650,087	549,908	565,742	462,851	1,410,237	4,408,690
Equipment	36,081	30,856	18,526	18,526	16,982	—	120,972
Total	805,946	680,943	568,434	584,268	479,833	1,410,237	4,529,662

Lease liabilities	Current	Non-Current	Total
Discounted	$	$	$
Premises	565,296	2,949,707	3,515,003
Equipment	26,059	72,108	98,167
Total	591,355	3,021,815	3,613,170